CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (5,575,777)	$ (12,542,693)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	4,424	10,051
Equity-based compensation expense	273,730	524,838
Grant receivable writeoff	0	130,000
Changes in operating assets and liabilities:
Grants receivable	0	1,480,490
Prepaid expenses and other current assets	492,471	807,770
Accounts payable	334,141	(2,255,477)
Accrued expenses and other current liabilities	(54,326)	(1,001,116)
Net cash (used in) operating activities	(4,525,337)	(12,846,137)
Financing activities
Proceeds from issuance of equity securities	1,526,460	6,920,529
Payments on note payable	(466,505)	(280,917)
Net cash provided by financing activities	1,059,955	6,639,612
Net decrease in cash, cash equivalents and restricted cash	(3,465,382)	(6,206,525)
Cash, cash equivalents and restricted cash at beginning of period	5,899,910	12,106,435
Cash, cash equivalents and restricted cash at end of period	2,434,528	5,899,910
Supplemental disclosure of cash flow information:
Cash paid for interest	10,643	14,754
Non-cash investing and financing activities:
Insurance premium financed by note payable	$ 398,728	$ 570,560